CASH FLOW ITEMS (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Adjustments for other non-cash items within operating activities
(a)Adjustments for other non-cash items within operating activities

		Years ended December 31,
	Notes	2022	2021
Share-based compensation		$5.1	$6.7
Write-down of assets		2.0	3.5
Changes in estimates of asset retirement obligations at closed sites	30	1.6	40.7
Interest income	32	(8.5)	(3.7)
Fair value of deferred consideration from the sale of Sadiola		(0.7)	(4.6)
Effects of exchange rate fluctuation on cash and cash equivalents		17.1	9.7
Effects of exchange rate fluctuation on restricted cash		2.1	2.9
Gain on sale of royalties	32	—	(45.9)
Gain on sale of investment in INV Metals Inc.	32	—	(16.1)
Insurance recoveries	32	(1.2)	—
Employee service provision		2.1	2.8
Other		(3.8)	(11.1)
		$15.8	$(15.1)

Movements in non-cash working capital items and non-current ore stockpiles	Movements in non-cash working capital items and non-current ore stockpiles

	Years ended December 31,
	2022	2021
Receivables and other current assets	$(36.9)	$16.7
Inventories and non-current ore stockpiles	(32.6)	(23.1)
Accounts payable and accrued liabilities	28.9	8.2
	$(40.6)	$1.8

Schedule of other investing activities	Other investing activities

		Years ended December 31,
	Notes	2022	2021
Cash received on sale of Sadiola		$—	$1.8
Disposition (acquisition) of investments		10.3	(0.2)
Interest received		8.4	3.6
Increase in restricted cash		(16.0)	(6.0)
Purchase of additional common shares of associate		—	(1.7)
Capital expenditures for exploration and evaluation assets	12	(1.9)	(1.9)
Acquisition of exploration and evaluation assets	12	—	(5.0)
Acquisition of royalty interests	13	—	(7.2)
Acquisition of non-controlling interests		(0.7)	—
Other		(8.4)	(1.9)
		$(8.3)	$(18.5)

Reconciliation of long-term debt arising from financing activities	Reconciliation of long-term debt arising from financing activities

	Notes	Equipment loans	5.75% senior notes	Credit facility	Total
Balance, January 1, 2021		$28.0	$438.6	$—	$466.6
Cash changes:
Repayments		(7.7)	—	—	(7.7)
Non-cash changes:
Amortization of deferred financing charges		—	0.9	—	0.9
Foreign currency translation		(1.6)	—	—	(1.6)
Change in fair value of embedded derivative		—	6.9	—	6.9
Other		—	(0.7)	—	(0.7)
Balance, December 31, 2021		$18.7	$445.7	$—	$464.4
Cash changes:
Proceeds		6.0	—	455.0	461.0
Repayments		(7.4)	—	—	(7.4)
Non-cash changes:
Amortization of deferred financing charges		0.1	0.9	—	1.0
Foreign currency translation		(1.3)	—	—	(1.3)
Change in fair value of embedded derivative		—	1.5	—	1.5
Other		—	(0.5)	—	(0.5)
Balance, December 31, 2022		$16.1	$447.6	$455.0	$918.7